UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period December 31, 2019 to December 31, 2020

Date of Report (Date of earliest event reported): January 27, 2021

Commission File Number of securitizer: Not Applicable

Central Index Key Number of securitizer: 0001643806

John Vande Moore

Chief Financial Officer

(630) 256-8406

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: _________________________________________

____________________________________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________
Central Index Key Number of underwriter (if applicable): ____________

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02. Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), ENGS COMMERCIAL FINANCE CO. has indicated by check mark that there is no activity to report for the Annual period ending December 31, 2020.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Pursuant to Rule 15Ga-1(c)(3) under the Exchange Act, ENGS COMMERCIAL FINANCE CO., as securitizer (the “Securitizer”), provides this notice of its termination of the duty to file reports under Rule 15Ga-1. The date of the last payment on the last asset-backed security outstanding that was issued by, or issued by an affiliate of, the Securitizer, was October 22, 2020.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ENGS COMMERCIAL FINANCE CO.
(Securitizer)

By:       /s/John Vande Moore

Name: John Vande Moore

Title:   Chief Financial Officer

Date: January 27, 2021